PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of breakdown of and changes to property, plant and equipment

	Switching and transmission equipment	Infrastructure	Lending equipment	Terminal equipment	Land	Other P&E	Assets and facilities under construction	Total
Balance on December 31, 2021	22,661,180	13,801,906	4,330,107	1,031,510	266,946	649,604	1,667,238	44,408,491
Additions(1)	74,814	3,208,050	110,072	2,852	—	191,469	6,559,874	10,147,131
Write-offs, net(2)	(8,607)	(58,311)	7	(81)	(14,861)	(2,346)	(10,131)	(94,330)
Net transfers(3)	2,828,009	310,129	2,301,010	80,963	—	10,328	(5,631,285)	(100,846)
Subletting	—	1,665	—	—	—	—	—	1,665
Business combination – Garliava (note 1.c.3)	126,530	541,826	—	—	—	1,589	4,221	674,166
Business combination – Vita IT (note 1.c.4)	—	—	—	—	—	1,853	—	1,853
Depreciation (Note 26)	(3,366,948)	(3,522,398)	(1,592,158)	(438,026)	—	(220,415)		(9,139,945)
Balance on December 31, 2022	22,314,978	14,282,867	5,149,038	677,218	252,085	632,082	2,589,917	45,898,185
Additions(1)	166,766	4,540,935	102,262	6,406	—	75,836	5,609,550	10,501,755
Write-offs, net(2)	(2,914)	(346,320)	(133)	(81)	(2,549)	(6,214)	(11,694)	(369,905)
Net transfers(3)	4,163,467	278,710	1,993,228	75,793	—	5,530	(6,651,218)	(134,490)
Subletting	—	(36,800)	—	—	—	—	—	(36,800)
Business combination – VSS (note 1.c.5)	—	—	—	—	—	34	—	34
Depreciation (Note 26)	(3,375,429)	(3,790,213)	(1,842,701)	(337,951)	—	(194,338)	—	(9,540,632)
Balance on December 31, 2023	23,266,868	14,929,179	5,401,694	421,385	249,536	512,930	1,536,555	46,318,147

Balance on December 31, 2022
Cost	85,373,094	38,168,495	27,432,268	6,503,428	252,085	5,770,136	2,589,917	166,089,423
Accumulated depreciation	(63,058,116)	(23,885,628)	(22,283,230)	(5,826,210)	—	(5,138,054)	—	(120,191,238)
Total	22,314,978	14,282,867	5,149,038	677,218	252,085	632,082	2,589,917	45,898,185

Balance on December 31, 2023
Cost	88,601,631	42,700,577	29,511,295	6,571,924	249,536	5,836,449	1,536,555	175,007,967
Accumulated depreciation	(65,334,763)	(27,771,398)	(24,109,601)	(6,150,539)	—	(5,323,519)	—	(128,689,820)
Total	23,266,868	14,929,179	5,401,694	421,385	249,536	512,930	1,536,555	46,318,147

(1)Additions from property, plant and equipment mainly refers to: (i) in 2023: investments mainly concentrated in networks, which included 4G and 5G mobile access, transmission backhaul, backbone and network and FTTH customers. The investments helped sustain our commercial and revenue growth, whilst maintaining the quality of services provided and were also designed to prepare us for medium-term growth.; (ii) in 2022: expansion of the fiber network, maintenance and expansion of the 4G mobile network and launch of the 5G mobile network in Brazilian capitals, in addition to investments to integrate Oi Móvel customers.
(2)In infrastructure, includes the amounts of R$335,351 and R$52,092 in 2023 and 2022, respectively, referring to the cancellation of lease agreements.
(3)Total balances refer to transfers between classes of fixed and intangible assets (note 14.c).

Schedule of annual depreciation rates of property, plant and equipment

Description	12.31.2023			12.31.2022
Switching and transmission equipment and media	2.50%	to	19.67%	2.50%	to	14.29%
Infrastructure	2.50%	to	20.00%	2.50%	to	20.00%
Lending equipment	20.00%	to	50.00%	20.00%	to	50.00%
Terminal equipment	10.00%	to	50.00%	10.00%	to	25.00%
Other P&E assets	10.00%	to	25.00%	10.00%	to	25.00%

Schedule of changes in leases and depreciation rates, after the adoption of IFRS 16, already included in the asset movement tables

	Infrastructure	Switching and transmission equipment	Other	Total
Balance on December 31, 2021	10,461,558	280,912	10,315	10,752,785
Additions	3,118,054	39,688	71,596	3,229,338
Subletting (note 13.c)	1,665	—	—	1,665
Depreciation	(2,973,283)	(75,384)	(903)	(3,049,570)
Business combination – Garliava (nota 1.c.3)	526,515	—	—	526,515
Cancellation of contracts	(52,092)	—	—	(52,092)
Balance on December 31, 2022	11,082,417	245,216	81,008	11,408,641
Additions	4,442,927	20,134	(61,223)	4,401,838
Subletting (Note 13.c)	(36,800)	—	—	(36,800)
Depreciation	(3,290,201)	(61,831)	(1,312)	(3,353,344)
Cancellation of contracts	(335,351)	—	(4,867)	(340,218)
Balance on December 31, 2023	11,862,992	203,519	13,606	12,080,117

Balance on December 31, 2022
Cost	20,946,410	375,767	199,695	21,521,872
Accumulated depreciation	(9,863,993)	(130,551)	(118,687)	(10,113,231)
Total	11,082,417	245,216	81,008	11,408,641

Balance on December 31, 2023
Cost	25,166,150	395,901	133,432	25,695,483
Accumulated depreciation	(13,303,158)	(192,382)	(119,826)	(13,615,366)
Total	11,862,992	203,519	13,606	12,080,117
e.2)Depreciation rates
Below, we present the annual depreciation rates for the years ended December 31, 2023 and 2022.

Description	12.31.2023			12.31.2022
Infrastructure	2.36%	to	92.31%	2.36%	to	92.31%
Switching and transmission equipment and media	10.00%	to	66.67%	10.00%	to	66.67%
Other P&E assets	26.09%	to	40.00%	26.09%	to	40.00%